Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 17,665	$ 21,986
Restricted cash	360
Short-term bank deposits	3,054	31,164
Other current assets	1,070	1,697
Total current assets	22,149	54,847
Non-current assets:
Restricted bank deposits		362
Long-term prepaid expenses		182
Funds in respect of employee rights upon retirement	368	415
Property, plant and equipment, net	6,601	6,847
Operating lease right-of-use assets	541	2,008
Total non-current assets	7,510	9,814
Total assets	29,659	64,661
Accounts payable and accruals:
Trade	808	4,331
Other	5,359	4,408
Deferred revenue		658
Current maturity of operating leases	564	529
Total current liabilities	6,731	9,926
Non-current liabilities:
Liability for employee rights upon retirement	477	546
Operating lease liability		1,823
Other non-current liability		188
Total non-current liabilities	477	2,557
Commitments (Note 8)
Total liabilities	7,208	12,483
Ordinary shares subject to possible redemption, as of December 31, 2022 and December 31, 2021, zero and 615,366 shares, respectively, at redemption value (Note 9)		1,598
Shareholders’ equity:
Ordinary shares, NIS 0.01 par value; Authorized as of December 31, 2022 and 2021, 200,000,000 and 150,000,000 shares, respectively; issued and outstanding as of December 31, 2022 and 2021, 69,750,117 and 68,711,584 shares, respectively (excluding – zero - and 615,366 subject to possible redemption as of December 31, 2022 and December 31, 2021, respectively)	174	171
Additional paid in capital	316,654	309,355
Warrants		3,127
Accumulated deficit	(294,377)	(262,073)
Total equity	22,451	50,580
Total liabilities and equity	$ 29,659	$ 64,661